VIRTUS Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—97.6%
Consumer Discretionary—8.2%
Best Buy Co., Inc.	145,100	$10,972
Dick’s Sporting Goods, Inc.	95,000	21,111
Las Vegas Sands Corp.	370,000	19,902
Macy’s, Inc.	612,200	10,977
Ross Stores, Inc.	105,000	16,001
Somnigroup International, Inc.	135,000	11,385
		90,348

Consumer Staples—3.4%
Dollar General Corp.	175,000	18,086
Hershey Co. (The)	105,000	19,640
		37,726

Energy—7.5%
Diamondback Energy, Inc.	150,000	21,465
Expand Energy Corp.	205,000	21,779
Solaris Energy Infrastructure, Inc. Class A	425,000	16,987
Williams Cos., Inc. (The)	350,000	22,173
		82,404

Financials—16.3%
Citizens Financial Group, Inc.	415,000	22,061
CME Group, Inc. Class A	50,000	13,510
Evercore, Inc. Class A	40,000	13,493
Gallagher (Arthur J.) & Co.	65,000	20,133
Hartford Insurance Group, Inc. (The)	125,000	16,674
KeyCorp	1,115,000	20,839
LPL Financial Holdings, Inc.	60,000	19,961
Moody’s Corp.	31,000	14,771
SouthState Bank Corp.	210,000	20,763
	Shares	Value

Financials—continued
Stifel Financial Corp.	145,000	$16,453
		178,658

Health Care—1.9%
Agilent Technologies, Inc.	165,000	21,178
Industrials—22.5%
AAON, Inc.	160,000	14,950
Delta Air Lines, Inc.	325,000	18,444
Dover Corp.	115,000	19,185
EMCOR Group, Inc.	34,000	22,084
Equifax, Inc.	71,000	18,214
Flowserve Corp.	330,000	17,536
Hexcel Corp.	330,000	20,691
Hubbell, Inc. Class B	40,000	17,212
Ingersoll Rand, Inc.	225,000	18,590
Owens Corning	115,000	16,268
Quanta Services, Inc.	55,000	22,793
Rockwell Automation, Inc.	55,000	19,224
Vertiv Holdings Co. Class A	145,000	21,875
		247,066

Information Technology—19.2%
Corning, Inc.	240,000	19,687
Hewlett Packard Enterprise Co.	850,000	20,876
Jabil, Inc.	85,000	18,459
MKS, Inc.	95,000	11,758
Motorola Solutions, Inc.	40,000	18,292
Roper Technologies, Inc.	40,000	19,948
TD SYNNEX Corp.	130,000	21,287
TE Connectivity plc	90,000	19,758
Teradyne, Inc.	155,000	21,334
Vontier Corp.	410,000	17,208
Western Digital Corp.	180,000	21,611
		210,218

	Shares	Value

Materials—3.1%
PPG Industries, Inc.	160,000	$16,818
Vulcan Materials Co.	55,000	16,919
		33,737

Real Estate—8.7%
American Homes 4 Rent Class A	470,000	15,627
EastGroup Properties, Inc.	115,000	19,465
Equinix, Inc.	25,000	19,581
Mid-America Apartment Communities, Inc.	135,000	18,864
Ventas, Inc.	310,000	21,697
		95,234

Utilities—6.8%
CenterPoint Energy, Inc.	465,000	18,042
Entergy Corp.	200,000	18,638
PPL Corp.	500,000	18,580
Vistra Corp.	100,000	19,592
		74,852

Total Common Stocks (Identified Cost $927,685)		1,071,421

Total Long-Term Investments—97.6% (Identified Cost $927,685)		1,071,421

TOTAL INVESTMENTS—97.6% (Identified Cost $927,685)		$1,071,421
Other assets and liabilities, net—2.4%		26,155
NET ASSETS—100.0%		$1,097,576

Abbreviation:
plc	Public Limited Company
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,071,421	$1,071,421
Total Investments	$1,071,421	$1,071,421
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
See Notes to Schedule of Investments

VIRTUS Ceredex Mid-Cap Value Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.